Finance Expense - Summary of Finance Cost (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance expense arising on:
Financial liabilities at amortised cost	£ (677)	£ (698)	£ (671)
Derivatives at fair value through profit or loss	(38)	(22)	(30)
Net losses arising from: Financial instruments mandatorily measured at fair value through profit or loss	3	(4)	(3)
Reclassification of hedges from other comprehensive income	(2)		(1)
Unwinding of discounts on provisions	(15)	(16)	(16)
Other finance expense	(69)	6	(15)
Finance Costs	£ (798)	£ (734)	£ (736)